Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial instruments (Tables) [Line Items]
Disclosure of information about possible differences between carrying amount and fair value of contracts described in IFRS 7.29 b and IFRS 7.29 c [text block]	Differences between the fair values and carrying amounts of these borrowings as of 30 June 2023 and 31 December 2022 are identified as follows:
	30 June 2023
	Carrying amount	Fair value
Senior Bonds	540,189	546,510
Aztiq Convertible Bond	13,798	14,721
Mitsui Convertible Bond	54,134	57,755
Shinhan Convertible Bond	5,026	5,362
Convertible Bonds	51,211	73,822
	664,358	698,170
	31 December 2022
	Carrying amount	Fair value
Senior Bonds	530,506	535,167
Aztiq Convertible Bond	65,793	65,772
Convertible Bonds	32,441	52,463
	628,740	653,402

Disclosure of fair value of financial instruments [text block]	The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured to fair value on a recurring basis as of 30 June 2023 (in thousands):
		30 June 2023
	Level 1	Level 2	Level 3	Total
Senior Bond Warrant liabilities	-	-	12,838	12,838
Tranche A Conversion Feature	-	-	23,355	23,355
Predecessor Earn Out Shares	-	176,700	-	176,700
OACB Earn Out Shares	-	3,300	-	3,300
OACB Warrant liabilities	12,853	-	-	12,853
	12,853	180,000	36,193	229,046

Tranche A Conversion Feature [member]
Financial instruments (Tables) [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]	The following table presents the assumptions and inputs that were used for the model in valuing the Tranche A Conversion Feature:
	30 June 2023	31 December 2022
Stock Price	$7.74	$10.00
Conversion Price	$10.00	$10.00
Volatility rate	52.5%	45.0%
Risk-free interest rate	4.7%	4.2%
Dividend yield	0.0%	0.0%
Risk yield	16.5%	19.3%

Predecessor Earn Out Shares [member]
Financial instruments (Tables) [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]	The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:
	30 June 2023	31 December 2022
Number of shares	38,330,000	38,330,000
Share price	$7.74	$10.00
Volatility rate	50.0%	45.0%
Risk-free interest rate	4.32%	4.05%

OACB Earn Out Shares [member]
Financial instruments (Tables) [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]	The following table presents the assumptions and inputs that were used for the model in valuing the OACB Earn Out Shares:
	30 June 2023	31 December 2022
Number of shares	625,000	1,250,000
Share price	$7.74	$10.00
Volatility rate	50.0%	45.0%
Risk-free interest rate	4.32%	4.05%